VIRTUS Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—5.8%
U.S. Treasury Bonds
1.250%, 5/15/50	$ 1,885	$ 936
1.375%, 8/15/50	595	303
1.875%, 2/15/51	470	273
2.000%, 8/15/51	50	30
3.625%, 2/15/53	1,640	1,381
4.250%, 2/15/54	155	146
4.500%, 11/15/54	190	187
U.S. Treasury Notes
4.250%, 11/30/26	200	201
0.375%, 7/31/27	40	37
4.375%, 12/31/29	195	199
4.250%, 11/15/34	160	160
Total U.S. Government Securities (Identified Cost $4,595)		3,853

Foreign Government Securities—1.0%
Abu Dhabi Government International Bond 144A 3.125%, 9/30/49(1)	29	20
Costa Rica Government
144A 6.550%, 4/3/34(1)	5	5
144A 7.300%, 11/13/54(1)	5	5
Dominican Republic 144A 4.875%, 9/23/32(1)	46	42
Federative Republic of Brazil
6.000%, 10/20/33	40	39
7.125%, 5/13/54	10	10
Hungary Government International Bond 144A 6.250%, 9/22/32(1)	29	30
Kingdom of Morocco 144A 3.000%, 12/15/32(1)	10	8
Republic of Colombia 8.000%, 11/14/35	24	24
Republic of El Salvador 144A 8.625%, 2/28/29(1)	9	9
Republic of Guatemala 144A 6.600%, 6/13/36(1)	15	15
Republic of Indonesia 5.100%, 2/10/54	28	26
Republic of Ivory Coast 144A 8.250%, 1/30/37(1)	15	14
Republic of Panama 8.000%, 3/1/38	24	25
Republic of Paraguay 144A 6.000%, 2/9/36(1)	10	10
Republic of Peru 5.375%, 2/8/35	25	25
Republic of Philippines 4.750%, 3/5/35	15	15
Republic of Poland 4.875%, 10/4/33	30	29
Republic of Serbia 144A 6.500%, 9/26/33(1)	8	8
Republic of South Africa
5.875%, 6/22/30	15	15
5.650%, 9/27/47	5	4
Republic of Turkiye
9.125%, 7/13/30	25	27
7.625%, 5/15/34	35	35
6.625%, 2/17/45	10	8
	Par Value	Value

Foreign Government Securities—continued
Republica Orient Uruguay
5.100%, 6/18/50	$ 16	$ 15
4.975%, 4/20/55	9	8
Romania Government International Bond 144A 5.875%, 1/30/29(1)	44	44
Saudi International Bond
144A 4.875%, 7/18/33(1)	25	25
144A 5.625%, 1/13/35(1)	15	15
144A 4.500%, 10/26/46(1)	15	12
State of Qatar 144A 3.750%, 4/16/30(1)	25	24
UAE International Government Bond 144A 4.050%, 7/7/32(1)	5	5
United Mexican States
6.000%, 5/13/30	4	4
6.000%, 5/7/36	30	29
6.875%, 5/13/37	5	5
6.400%, 5/7/54	10	9
Uzbekistan International Bond 144A 6.900%, 2/28/32(1)	5	5
Total Foreign Government Securities (Identified Cost $664)		648

Mortgage-Backed Securities—3.8%
Agency—3.8%
Federal Home Loan Mortgage Corporation
Pool #SD5594 5.500%, 7/1/53	119	119
Pool #SD5856 3.500%, 1/1/54	317	286
Pool #SD8309 6.000%, 3/1/53	84	86
Pool #SD8383 5.500%, 12/1/53	181	181
Federal National Mortgage Association
Pool #254007 6.500%, 10/1/31	—(2)	—(2)
Pool #835144 5.000%, 10/1/35	6	6
Pool #882224 6.000%, 9/1/36	1	1
Pool #914724 5.500%, 4/1/37	1	1
Pool #929637 5.500%, 6/1/38	1	1
Pool #940524 5.500%, 7/1/37	4	4
Pool #949301 6.000%, 10/1/37	2	2
Pool #975097 5.000%, 6/1/38	5	5
Pool #986012 5.500%, 6/1/38	1	1
Pool #991124 5.000%, 1/1/39	1	1
Pool #994322 6.000%, 1/1/39	1	1
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #994383 5.500%, 11/1/38	$ 4	$ 4
Pool #AA4418 4.500%, 3/1/39	2	2
Pool #AA4434 5.000%, 3/1/39	2	2
Pool #AA4436 6.000%, 3/1/39	2	2
Pool #CB6857 4.500%, 8/1/53	103	99
Pool #FS6679 6.000%, 12/1/53	108	110
Pool #FS7751 4.000%, 3/1/53	242	226
Pool #MA4785 5.000%, 10/1/52	668	656
Pool #MA4805 4.500%, 11/1/52	121	116
Pool #MA4980 6.000%, 4/1/53	193	196
Pool #MA5072 5.500%, 7/1/53	224	224
Pool #MA5385 4.000%, 6/1/54	243	227
Government National Mortgage Association Pool #563381 6.500%, 11/15/31	3	3
Total Mortgage-Backed Securities (Identified Cost $2,580)		2,562

Corporate Bonds and Notes—10.1%
Communication Services—0.1%
Sprint Capital Corp. 8.750%, 3/15/32	50	60
Consumer Discretionary—0.3%
Ashtead Capital, Inc. 144A 5.500%, 8/11/32(1)	49	49
DR Horton, Inc. 5.500%, 10/15/35	65	65
Ford Motor Co.
3.250%, 2/12/32	26	22
4.750%, 1/15/43	15	11
Meritage Homes Corp. 144A 3.875%, 4/15/29(1)	59	56
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(1)	25	26
		229

Consumer Staples—0.4%
Anheuser-Busch InBev Worldwide, Inc. 5.550%, 1/23/49	65	65
BAT Capital Corp. 7.750%, 10/19/32	52	60
Mars, Inc. 144A 5.700%, 5/1/55(1)	50	50
Philip Morris International, Inc. 4.900%, 11/1/34	50	49
	Par Value	Value

Consumer Staples—continued
Pilgrim’s Pride Corp. 6.250%, 7/1/33	$ 47	$ 49
		273

Energy—1.1%
BP Capital Markets plc 4.875% (3)	55	53
Columbia Pipelines Operating Co. LLC 144A 6.036%, 11/15/33(1)	22	23
Diamondback Energy, Inc. 5.900%, 4/18/64	60	56
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)	80	70
Harbour Energy plc 144A 6.327%, 4/1/35(1)	50	50
HF Sinclair Corp. 6.250%, 1/15/35	70	70
KazMunayGas National Co. JSC 144A 5.750%, 4/19/47(1)	11	10
Occidental Petroleum Corp.
5.550%, 10/1/34	35	34
6.200%, 3/15/40	35	35
Pertamina Persero PT 144A 6.450%, 5/30/44(1)	40	41
Petroleos Mexicanos
6.500%, 3/13/27	45	44
5.350%, 2/12/28	11	10
8.750%, 6/2/29	5	5
QatarEnergy 144A 2.250%, 7/12/31(1)	20	17
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)	35	31
Saudi Arabian Oil Co. 144A 5.250%, 7/17/34(1)	40	40
Transcanada Trust 5.600%, 3/7/82	55	51
Western Midstream Operating LP 5.250%, 2/1/50	45	38
Williams Cos., Inc. (The) 5.150%, 3/15/34	55	54
		732

Financials—4.3%
AerCap Ireland Capital DAC
6.950%, 3/10/55	25	26
6.500%, 1/31/56	25	25
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 7.523%, 8/15/53(4)	40	40
Ally Financial, Inc. 5.543%, 1/17/31	45	45
American Express Co. 5.625%, 7/28/34	77	79
Apollo Debt Solutions BDC
6.900%, 4/13/29	45	47
6.700%, 7/29/31	10	10
Apollo Global Management, Inc. 6.000%, 12/15/54	50	48
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	65	56
Avolon Holdings Funding Ltd. 144A 5.750%, 11/15/29(1)	35	36
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Financials—continued
Bank of America Corp.
2.687%, 4/22/32	$ 27	$ 24
5.288%, 4/25/34	25	25
5.425%, 8/15/35	75	73
Bank of New York Mellon Corp. (The) Series G 4.700% (3)	105	104
BlackRock Funding, Inc. 5.250%, 3/14/54	73	70
Blackstone Private Credit Fund 6.000%, 1/29/32	50	50
Blue Owl Credit Income Corp. 6.650%, 3/15/31	12	12
Blue Owl Finance LLC 3.125%, 6/10/31	40	35
BNSF Funding Trust I 6.613%, 12/15/55	45	45
BPCE S.A. 144A 7.003%, 10/19/34(1)	50	55
Capital One Financial Corp.
2.359%, 7/29/32	32	26
6.377%, 6/8/34	10	11
Charles Schwab Corp. (The)
6.136%, 8/24/34	35	37
Series H 4.000%(3)	43	38
Citigroup, Inc.
3.980%, 3/20/30	56	54
6.270%, 11/17/33	56	59
Citizens Financial Group, Inc. 5.718%, 7/23/32	50	51
Corebridge Financial, Inc. 6.375%, 9/15/54	61	61
CRH America Finance, Inc. 5.400%, 5/21/34	50	51
Deutsche Bank AG 5.403%, 9/11/35	40	39
F&G Annuities & Life, Inc. 6.500%, 6/4/29	45	46
Fifth Third Bancorp 4.337%, 4/25/33	65	61
Gallagher (Arthur J.) & Co. 5.550%, 2/15/55	60	58
Global Atlantic Fin Co. 144A 6.750%, 3/15/54(1)	25	25
Goldman Sachs Group, Inc. (The)
5.851%, 4/25/35	75	78
6.450%, 5/1/36	24	25
HA Sustainable Infrastructure Capital, Inc. 144A 6.375%, 7/1/34(1)	49	48
Huntington Bancshares, Inc.
5.709%, 2/2/35	25	25
6.141%, 11/18/39	40	40
Icon Investments Six DAC 6.000%, 5/8/34	50	51
Imperial Brands Finance plc 144A 5.875%, 7/1/34(1)	35	36
JPMorgan Chase & Co.
5.717%, 9/14/33	47	48
1.953%, 2/4/32	73	62
KeyCorp
4.789%, 6/1/33	39	37
6.401%, 3/6/35	25	26
	Par Value	Value

Financials—continued
MetLife, Inc. Series G 3.850% (3)	$ 38	$ 38
Morgan Stanley 5.948%, 1/19/38	65	66
MSCI, Inc. 144A 3.625%, 9/1/30(1)	77	71
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 7.459%, 4/30/43(4)	41	41
NextEra Energy Capital Holdings, Inc. 6.500%, 8/15/55	55	56
Northern Trust Corp. 3.375%, 5/8/32	63	61
PNC Financial Services Group, Inc. (The) 5.575%, 1/29/36	65	66
Prudential Financial, Inc.
6.750%, 3/1/53	46	48
6.500%, 3/15/54	25	26
Reinsurance Group of America, Inc. 6.650%, 9/15/55	40	39
South Bow USA Infrastructure Holdings LLC
144A 5.584%, 10/1/34(1)	30	29
144A 6.176%, 10/1/54(1)	25	24
State Street Corp.
6.123%, 11/21/34	25	26
Series I 6.700%(3)	35	36
Stellantis Finance U.S., Inc. 144A 6.450%, 3/18/35(1)	40	40
U.S. Bancorp
4.967%, 7/22/33	15	15
5.424%, 2/12/36	50	50
Wells Fargo & Co.
4.897%, 7/25/33	87	86
6.491%, 10/23/34	15	16
Series BB 3.900%(3)	51	50
		2,882

Health Care—0.7%
Amgen, Inc.
5.250%, 3/2/33	24	24
5.650%, 3/2/53	24	24
CVS Health Corp. 5.050%, 3/25/48	50	43
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	89	80
HCA, Inc. 5.250%, 6/15/49	65	57
IQVIA, Inc. 6.250%, 2/1/29	36	38
Orlando Health Obligated Group 5.475%, 10/1/35	19	19
Royalty Pharma plc
5.400%, 9/2/34	30	30
3.350%, 9/2/51	37	23
Smith & Nephew plc 5.400%, 3/20/34	65	65
Universal Health Services, Inc.
2.650%, 1/15/32	28	23
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Health Care—continued
5.050%, 10/15/34	$ 25	$ 24
		450

Industrials—1.1%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	70	70
Aviation Capital Group LLC 144A 6.750%, 10/25/28(1)	35	37
Boeing Co. (The) 5.930%, 5/1/60	52	49
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	76	68
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	71	63
Delta Air Lines Pass-Through Trust 2015-1, AA 3.625%, 1/30/29	73	71
DP World Ltd. 144A 6.850%, 7/2/37(1)	10	11
Ferguson Enterprises, Inc. 5.000%, 10/3/34	30	29
Huntington Ingalls Industries, Inc. 5.749%, 1/15/35	50	50
L3Harris Technologies, Inc. 5.400%, 7/31/33	55	56
Regal Rexnord Corp. 6.400%, 4/15/33	64	67
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(1)	93	79
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	32	33
United Airlines Pass-Through-Trust 2024-1, AA 5.450%, 8/15/38	15	15
Veralto Corp. 5.450%, 9/18/33	48	49
		747

Information Technology—0.4%
Booz Allen Hamilton, Inc.
5.950%, 8/4/33	25	25
144A 4.000%, 7/1/29(1)	55	52
Broadcom, Inc. 144A 3.137%, 11/15/35(1)	80	66
Gartner, Inc. 144A 3.750%, 10/1/30(1)	70	64
Oracle Corp.
5.550%, 2/6/53	27	25
3.850%, 4/1/60	30	21
		253

Materials—0.5%
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	65	62
Berry Global, Inc. 5.650%, 1/15/34	75	76
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(1)	50	51
Glencore Funding LLC
144A 2.850%, 4/27/31(1)	56	49
144A 5.634%, 4/4/34(1)	10	10
Smurfit Kappa Treasury ULC 144A 5.777%, 4/3/54(1)	65	64
	Par Value	Value

Materials—continued
Sonoco Products Co. 5.000%, 9/1/34	$ 40	$ 38
		350

Real Estate—0.1%
NNN REIT, Inc. 5.500%, 6/15/34	40	40
Safehold GL Holdings LLC 5.650%, 1/15/35	35	35
		75

Utilities—1.1%
Black Hills Corp. 6.150%, 5/15/34	60	63
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(1)	52	50
CMS Energy Corp. 4.750%, 6/1/50	75	71
Dominion Energy, Inc. Series B 7.000%, 6/1/54	60	63
Enel Finance International N.V. 144A 5.500%, 6/26/34(1)	55	55
Entergy Corp. 7.125%, 12/1/54	65	66
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(1)	34	35
New York State Electric & Gas Corp. 144A 5.850%, 8/15/33(1)	47	49
Northern Natural Gas Co. 144A 5.625%, 2/1/54(1)	47	46
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	58	62
Puget Energy, Inc. 4.224%, 3/15/32	42	39
Southern California Edison Co. 6.000%, 1/15/34	40	41
Southern Co. (The) 6.375%, 3/15/55	65	67
Vistra Operations Co. LLC 144A 5.700%, 12/30/34(1)	5	5
		712

Total Corporate Bonds and Notes (Identified Cost $6,758)		6,763

Leveraged Loans—0.0%
Energy—0.0%
Paragon Offshore Finance Co. (3 month LIBOR + 1.750%) 3.750%, 7/16/21(5)(6)(7)	—(2)	—
Total Leveraged Loans (Identified Cost $0)		—

	Shares
Common Stocks—59.7%
Communication Services—8.1%
Auto Trader Group plc	36,427	352
Baltic Classifieds Group plc	214,355	834
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Shares	Value
Communication Services—continued
Dayamitra Telekomunikasi PT	9,108,000	$ 311
Infrastrutture Wireless Italiane SpA	25,676	272
Meta Platforms, Inc. Class A	2,224	1,282
Netflix, Inc.(8)	785	732
oOh!media Ltd.	455,443	425
Rightmove plc	72,430	645
Sarana Menara Nusantara Tbk PT	4,641,000	141
Trade Desk, Inc. (The) Class A(8)	7,108	389
		5,383

Consumer Discretionary—9.0%
Airbnb, Inc. Class A(8)	2,598	310
Allegro.eu S.A.(8)	29,751	241
Amazon.com, Inc.(8)	6,873	1,308
Bright Horizons Family Solutions, Inc.(8)	1,477	188
Choice Hotels International, Inc.	1,477	196
Home Depot, Inc. (The)	968	355
Marriott International, Inc. Class A	2,466	588
MercadoLibre, Inc.(8)	238	464
NIKE, Inc. Class B	4,210	267
Ollie’s Bargain Outlet Holdings, Inc.(8)	1,463	170
O’Reilly Automotive, Inc.(8)	545	781
Pool Corp.	729	232
Rollins, Inc.	4,485	242
Ross Stores, Inc.	2,734	349
SiteOne Landscape Supply, Inc.(8)	1,025	125
Thor Industries, Inc.	2,088	158
Victorian Plumbing Group plc	45,539	59
		6,033

Consumer Staples—1.3%
Anhui Gujing Distillery Co., Ltd. Class B	20,600	324
BJ’s Wholesale Club Holdings, Inc.(8)	1,867	213
Heineken Malaysia Bhd	51,700	312
		849

Energy—0.3%
Pason Systems, Inc.	19,447	178
Financials—9.9%
AJ Bell plc	91,292	478
Berkley (W.R.) Corp.	4,436	316
Block, Inc. Class A(8)	3,707	201
Caixa Seguridade Participacoes S.A.	224,262	589
FinecoBank Banca Fineco SpA	20,233	401
Hamilton Lane, Inc. Class A	890	132
Interactive Brokers Group, Inc. Class A	1,472	244
Jack Henry & Associates, Inc.	1,181	216
LPL Financial Holdings, Inc.	932	305
Moltiply Group SpA	9,637	419
Mortgage Advice Bureau Holdings Ltd.	33,183	323
Progressive Corp. (The)	2,797	791
Qualitas Controladora SAB de C.V.	8,058	70
S&P Global, Inc.	1,120	569
Visa, Inc. Class A	4,476	1,569
		6,623

Health Care—5.6%
As One Corp.	20,600	320
Charles River Laboratories International, Inc.(8)	944	142
Chemed Corp.	278	171
Cooper Cos., Inc. (The)(8)	2,871	242
	Shares	Value

Health Care—continued
Danaher Corp.	1,490	$ 305
Eli Lilly & Co.	777	642
Haw Par Corp., Ltd.	61,600	605
IDEXX Laboratories, Inc.(8)	376	158
Intuitive Surgical, Inc.(8)	889	440
Mettler-Toledo International, Inc.(8)	131	155
Zoetis, Inc. Class A	3,304	544
		3,724

Industrials—9.8%
Allegion plc	1,784	233
CAE, Inc.(8)	4,833	119
Epiroc AB Class B	20,109	354
Equifax, Inc.	2,257	550
Exponent, Inc.	1,566	127
Fair Isaac Corp.(8)	622	1,147
Haitian International Holdings Ltd.	140,503	373
Howden Joinery Group plc	34,480	322
Knorr-Bremse AG	2,538	231
Lennox International, Inc.	388	218
MEITEC Group Holdings, Inc.	12,700	248
MTU Aero Engines AG	1,053	366
NICE Information Service Co., Ltd.	15,461	123
Nordson Corp.	965	195
Paycom Software, Inc.	1,064	232
S-1 Corp.	5,907	260
Saia, Inc.(8)	561	196
Uber Technologies, Inc.(8)	8,984	655
UL Solutions, Inc. Class A	1,835	103
Watsco, Inc.	534	271
Zurn Elkay Water Solutions Corp.	6,293	207
		6,530

Information Technology—13.4%
Accenture plc Class A	1,242	388
Alten S.A.	4,383	428
Amphenol Corp. Class A	15,426	1,012
Bentley Systems, Inc. Class B	6,021	237
Bouvet ASA	52,729	375
Cadence Design Systems, Inc.(8)	1,840	468
FDM Group Holdings plc	61,645	200
Freee KK(8)	9,000	214
Gartner, Inc.(8)	711	298
Kainos Group plc	13,125	112
NVIDIA Corp.	10,878	1,179
Roper Technologies, Inc.	867	511
ServiceNow, Inc.(8)	724	576
ServiceTitan, Inc. Class A(8)	1,121	107
SHIFT, Inc.(8)	25,500	198
Shopify, Inc. Class A(8)	5,725	547
Snowflake, Inc. Class A(8)	3,472	507
Sopra Steria Group	2,260	420
Teledyne Technologies, Inc.(8)	458	228
Universal Display Corp.	1,723	240
Workday, Inc. Class A(8)	2,200	514
Zebra Technologies Corp. Class A(8)	682	193
		8,952

Materials—1.7%
Corp. Moctezuma SAB de C.V.	101,992	411
Ecolab, Inc.	1,732	439
Forterra plc	69,268	154
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Shares	Value

Materials—continued
Ibstock plc	76,756	$ 169
		1,173

Real Estate—0.6%
CoStar Group, Inc.(8)	5,238	415
Total Common Stocks (Identified Cost $26,908)		39,860

Affiliated Mutual Funds—16.4%
Fixed Income Funds—16.4%
Virtus Newfleet Asset-Backed Securities Completion Fund(8)(9)(10)	255,795	2,563
Virtus Newfleet Commercial Mortgage-Backed Securities Completion Fund(8)(9)(10)	180,669	1,808
Virtus Newfleet Floating Rate Completion Fund(8)(9)(10)	198,574	1,960
Virtus Newfleet High Yield Completion Fund(8)(9)(10)	104,483	1,022
Virtus Newfleet Residential Mortgage-Backed Securities Completion Fund(8)(9)(10)	357,326	3,584
Total Affiliated Mutual Funds (Identified Cost $10,967)		10,937

Total Long-Term Investments—96.8% (Identified Cost $52,472)		64,623

Short-Term Investment—0.2%
Money Market Mutual Fund—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.226%)(10)	149,181	149
Total Short-Term Investment (Identified Cost $149)		149

TOTAL INVESTMENTS—97.0% (Identified Cost $52,621)		$64,772
Other assets and liabilities, net—3.0%		1,985
NET ASSETS—100.0%		$66,757

Abbreviations:
BDC	Business Development Companies
DAC	Designated Activity Company
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
plc	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
ULC	Unlimited Liability Company

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities amounted to a value of $2,227 or 3.3% of net assets.
(2)	Amount is less than $500 (not in thousands).
(3)	No contractual maturity date.
(4)	Variable rate security. Rate disclosed is as of March 31, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Security in default; no interest payments are being received.
(7)	At March 31, 2025, the one-, three-, and six-month reference rates are published by ICE Benchmark Administration under a synthetic methodology.
(8)	Non-income producing.
(9)	Affiliated investment.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	78%
United Kingdom	5
Brazil	2
Italy	2
Japan	1
France	1
Lithuania	1
Other	10
Total	100%
† % of total investments as of March 31, 2025.
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
The following table summarizes the value of the Series’ investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$3,853	$—	$3,853	$—
Foreign Government Securities	648	—	648	—
Mortgage-Backed Securities	2,562	—	2,562	—
Corporate Bonds and Notes	6,763	—	6,763	—
Leveraged Loans	—	—	—	—(1)
Equity Securities:
Common Stocks	39,860	28,851	11,009	—
Affiliated Mutual Funds	10,937	10,937	—	—
Money Market Mutual Fund	149	149	—	—
Total Investments	$64,772	$39,937	$24,835	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
Some of the Series’ investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended March 31, 2025.
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Series
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
Note 1. Security Valuation
The Series’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Series’ most recent semi or annual financial statements.